AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 97.6%
Affiliated Mutual Funds — 29.2%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	40,673,441	$474,252,325
AST PGIM Fixed Income Central Portfolio*	148,789,078	1,781,005,259

Total Fixed Income (cost $1,964,897,385)(wa)		2,255,257,584

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 15.4%
Automobiles — 6.2%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	16,856,682
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	2,699	2,711,407
Series 2025-B, Class A2, 144A
4.590%	03/15/34	693	694,370
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-03A, Class A, 144A
5.440%	02/22/28	21,545	21,698,894
Series 2023-06A, Class A, 144A
5.810%	12/20/29	5,000	5,153,032
Series 2023-08A, Class A, 144A
6.020%	02/20/30	8,800	9,124,978
Series 2024-01A, Class A, 144A
5.360%	06/20/30	5,600	5,723,021
Series 2024-03A, Class A, 144A
5.230%	12/20/30	7,300	7,420,867
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	4,500	4,520,718
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	1,437	1,451,446
Enterprise Fleet Financing LLC,
Series 2023-03, Class A2, 144A
6.400%	03/20/30	5,185	5,231,751
Series 2024-01, Class A2, 144A
5.230%	03/20/30	7,303	7,338,346
Series 2025-01, Class A2, 144A
4.650%	10/20/27	4,320	4,332,236
Series 2025-03, Class A2, 144A
4.500%	04/20/28	7,600	7,617,966
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	10,060	10,205,608
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	40,300	41,004,609
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	36,669	36,575,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust,
Series 2025-01, Class A1
4.630%	04/15/30	22,600	$22,746,692
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	20,000	20,689,378
Series 2024-01, Class A, 144A
4.980%	12/11/36	13,600	13,852,548
Series 2025-01, Class A, 144A
4.640%	12/11/37	35,000	35,340,123
OneMain Direct Auto Receivables Trust,
Series 2025-01A, Class A, 144A
5.360%	04/16/35	18,900	19,321,580
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	9,494,544
Series 2023-05, Class C
6.430%	02/18/31	20,100	20,660,089
Series 2023-06, Class B
5.980%	04/16/29	11,100	11,208,747
Series 2023-06, Class C
6.400%	03/17/31	2,900	2,979,459
Series 2024-01, Class C
5.450%	03/15/30	3,500	3,531,540
Series 2024-02, Class C
5.840%	06/17/30	5,700	5,801,731
Series 2024-03, Class C
5.640%	08/15/30	25,700	26,117,191
Series 2025-01, Class C
5.040%	03/17/31	21,100	21,291,807
Series 2025-02, Class C
5.060%	05/15/31	27,400	27,636,818
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class B, 144A
5.380%	01/21/31	2,700	2,742,145
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	20,000	20,158,116
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A
4.630%	01/15/31	2,300	2,309,520
Series 2025-P01, Class A2, 144A
4.650%	02/15/28	2,965	2,969,038
Wheels Fleet Lease Funding LLC,
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	5,623	5,671,664
Series 2025-02A, Class A1, 144A
4.410%	05/18/40	16,800	16,833,239
			479,017,178
Collateralized Loan Obligations — 8.5%
AGL CLO Ltd. (Cayman Islands),
Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.871%(c)	01/20/39	6,500	6,493,315
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
4.970%(c)	07/21/38	35,000	$35,018,519
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.231%(c)	04/28/37	56,680	56,707,592
Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.988%(c)	03/31/38	50,000	50,038,225
CBAMR Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.222%(c)	07/15/37	47,750	47,760,634
Elevation CLO Ltd. (Cayman Islands),
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.538%(c)	10/20/36	50,000	50,006,540
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.018%(c)	10/20/37	18,500	18,505,417
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/17/37	15,250	15,255,452
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.188%(c)	04/20/37	45,000	45,012,883
KKR CLO Ltd. (Cayman Islands),
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.042%(c)	01/15/38	31,000	31,021,182
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
4.962%(c)	10/15/32	4,381	4,381,430
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.168%(c)	04/18/37	57,000	57,024,943
Madison Park Funding Ltd.,
Series 2020-47A, Class A1R, 144A, 3 Month SOFR + 1.540% (Cap N/A, Floor 1.540%)
5.208%(c)	04/19/37	29,000	29,012,888
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
4.978%(c)	01/25/38	45,000	45,009,000
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.052%(c)	10/15/37	27,000	27,016,305
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.218%(c)	04/17/37	46,680	46,701,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.003%(c)	10/23/31	1,355	$1,355,226
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
5.622%(c)	01/15/36	27,250	27,270,612
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.268%(c)	04/25/37	17,500	17,501,619
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
5.622%(c)	01/15/37	48,000	48,036,787
			659,130,378
Consumer Loans — 0.6%
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	19,404	19,521,530
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A2, 144A
5.120%	03/25/60	6,416	6,432,124
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	293	293,368
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	15,516,654
			41,763,676
Equipment — 0.1%
CCG Receivables Trust,
Series 2025-01, Class A2, 144A
4.480%	10/14/32	6,368	6,388,499
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	05/25/34	671	639,294
Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.573%(c)	11/25/34	449	439,044
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
4.693%(c)	12/25/34	1,220	1,227,198
			1,666,242

Total Asset-Backed Securities (cost $1,181,765,259)			1,188,605,267

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 4.8%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	14,093	$13,924,541
Series 2019-BN20, Class A2
2.758%	09/15/62	6,476	6,107,894
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57	7,535	7,677,469
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	9,585	9,150,705
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,587,422
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	9,020,258
Benchmark Mortgage Trust,
Series 2018-B04, Class A4
3.858%	07/15/51	17,350	17,076,437
Series 2018-B05, Class A3
3.944%	07/15/51	8,248	8,143,216
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	8,828,474
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	10,355,103
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	29,518	30,517,845
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	11,532	10,866,551
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	1,606	1,576,181
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,170	9,990,084
Series 2017-CD04, Class A3
3.248%	05/10/50	7,433	7,366,214
Series 2017-CD06, Class A4
3.190%	11/13/50	14,271	14,062,345
Series 2019-CD08, Class A3
2.657%	08/15/57	18,133	17,091,574
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	14,413,474
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	1,164	1,159,846
Series 2016-C03, Class A3
2.896%	11/15/49	878	871,143
Series 2016-GC36, Class A5
3.616%	02/10/49	2,611	2,586,383
Series 2016-P04, Class A3
2.646%	07/10/49	1,290	1,288,354
Series 2016-P05, Class A3
2.684%	10/10/49	775	770,848
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-P07, Class A3
3.442%	04/14/50	8,249	$8,190,230
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	705,503
Series 2016-COR01, Class A3
2.826%	10/10/49	5,407	5,384,594
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	4,050,701
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	7,249,587
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,845,753
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.147%(cc)	05/25/26	38,290	35,962
Series K093, Class XAM, IO
1.194%(cc)	05/25/29	51,135	1,678,322
Series K106, Class XAM, IO
1.584%(cc)	02/25/30	54,548	2,906,214
Series K736, Class XAM, IO
1.690%(cc)	07/25/26	63,677	176,366
Series K737, Class XAM, IO
1.031%(cc)	10/25/26	46,658	236,379
GS Mortgage Securities Trust,
Series 2016-GS04, Class A3
3.178%	11/10/49	3,302	3,287,693
Series 2018-GS09, Class A3
3.727%	03/10/51	7,043	6,965,004
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,710,600
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	6,873	6,812,195
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,567,263
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	10,258,711
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A4
2.822%	08/15/49	9,181	9,151,867
Series 2016-JP03, Class A4
2.627%	08/15/49	3,242	3,224,113
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	1,077	1,073,087
Series 2016-C31, Class A4
2.840%	11/15/49	10,724	10,675,938
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,304,162

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	$7,950,002
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	5,201,307
Series 2018-C10, Class A3
4.048%	05/15/51	1,709	1,687,989
Series 2018-C14, Class A3
4.180%	12/15/51	8,378	8,321,111
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	4,439	4,415,940
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	15,358,198

Total Commercial Mortgage-Backed Securities (cost $367,171,844)			371,857,152
Corporate Bonds — 28.2%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	2,330	2,375,618
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	2,650	2,492,689
3.250%	02/01/35	7,840	6,713,450
3.625%	02/01/31	9,738	9,256,309
5.150%	05/01/30	2,677	2,717,893
6.528%	05/01/34	17,421	18,976,670
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	13,838	13,671,655
4.950%	03/16/36	2,295	2,276,896
			58,481,180
Agriculture — 1.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,500	6,236,203
3.557%	08/15/27	1,509	1,492,536
5.625%	08/15/35(a)	29,260	30,112,888
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28(a)	1,628	1,627,879
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	04/30/30	20,335	20,237,294
4.750%	11/01/31	5,470	5,492,725
5.500%	09/07/30	9,005	9,344,573
			74,544,098
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	2,750	2,744,850
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	$2,824,700
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	240	235,272
			5,804,822
Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	18,920	17,627,201
4.950%	05/28/27	8,875	8,871,782
5.850%	05/17/27	4,000	4,029,373
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.100%	01/12/32(a)	8,810	7,905,319
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.000%	04/07/31	4,370	4,371,398
5.300%	01/08/30	4,756	4,832,123
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.650%	03/25/32	11,575	11,750,654
			59,387,850
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	650	664,625
Banks — 9.7%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	295,790
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29(a)	405	399,626
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	14,690	14,720,237
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	17,586,191
2.687%(ff)	04/22/32	13,055	11,841,956
5.288%(ff)	04/25/34	3,345	3,384,447
5.872%(ff)	09/15/34	17,425	18,238,957
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	11,709,930
2.087%(ff)	06/14/29	8,760	8,331,077
2.676%(ff)	06/19/41	1,550	1,110,724
2.972%(ff)	02/04/33	13,337	12,071,654
3.824%(ff)	01/20/28	5,000	4,974,727
4.078%(ff)	04/23/40	905	786,424
Sub. Notes
5.744%(ff)	02/12/36	12,265	12,477,957

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.437%(ff)	11/02/33	2,715	$3,028,429
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30	2,350	2,385,492
Sr. Preferred Notes, 144A
5.894%(ff)	12/05/34	11,265	11,777,711
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31	8,870	9,123,797
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	2,600	2,581,254
5.875%	04/30/29	4,490	4,686,162
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33	14,510	13,100,695
3.785%(ff)	03/17/33	13,099	12,283,425
Sub. Notes
4.450%	09/29/27	7,330	7,328,634
6.020%(ff)	01/24/36(a)	35,390	36,165,691
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
4.656%(ff)	01/12/32	4,585	4,510,295
5.261%(ff)	01/12/37	9,790	9,592,931
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33	5,645	5,514,494
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	425	418,878
2.552%(ff)	01/07/28	1,250	1,229,557
5.373%(ff)	01/10/29	11,290	11,409,231
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30	4,025	4,156,851
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32	4,085	3,587,408
2.615%(ff)	04/22/32	11,000	9,882,352
2.650%(ff)	10/21/32	1,975	1,752,792
3.814%(ff)	04/23/29	16,650	16,420,462
3.850%	01/26/27	240	239,205
4.153%(ff)	10/21/29	10,430	10,333,012
5.727%(ff)	04/25/30	6,812	7,027,487
6.484%(ff)	10/24/29(a)	27,670	28,956,057
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.279%(ff)	03/10/37	10,555	10,342,780
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.437%(c)	07/01/26(oo)	6,000	6,002,614
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	19,095	16,826,061
2.739%(ff)	10/15/30	32,795	30,889,837
4.565%(ff)	06/14/30	11,100	11,110,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.995%(ff)	07/22/30	5,000	$5,071,596
5.140%(ff)	01/24/31	7,930	8,070,512
5.294%(ff)	07/22/35	10,470	10,583,814
5.502%(ff)	01/24/36	20,100	20,569,372
5.572%(ff)	04/22/36	10,840	11,151,125
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	14,248,074
5.615%(ff)	04/24/36(a)	30,000	30,600,543
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28(a)	31,450	31,361,407
5.587%(ff)	01/18/36(a)	18,045	18,405,983
5.664%(ff)	04/17/36	8,520	8,721,567
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,936,221
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	9,458,189
2.943%(ff)	01/21/33	35,212	31,648,469
Sr. Unsec’d. Notes, MTN, Series I
4.892%(ff)	10/22/36	10,000	9,663,995
Sub. Notes, MTN
3.950%	04/23/27	655	651,004
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
3.337%(ff)	01/21/33	17,500	15,781,944
Sr. Non-Preferred Notes, 144A, MTN
5.250%	02/19/27	13,000	13,078,820
6.691%(ff)	01/10/34(a)	12,500	13,338,687
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	6,110	6,491,498
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	8,900	9,189,841
5.836%(ff)	06/12/34	9,300	9,708,063
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33(a)	11,165	9,845,343
3.091%(ff)	05/14/32	785	719,433
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	497,064
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.605%(ff)	04/23/36	15,720	16,086,168
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,626,479
3.526%(ff)	03/24/28	16,995	16,855,943
5.557%(ff)	07/25/34	6,880	7,045,365
			748,999,924
Building Materials — 0.2%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	9,350	9,510,338

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	4,790	$4,868,651
			14,378,989
Chemicals — 0.4%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34(a)	5,600	5,566,409
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28	3,844	3,857,083
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	352,793
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26(a)	5,000	4,986,641
5.250%	03/12/32	14,635	14,902,296
			29,665,222
Commercial Services — 0.1%
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116(a)	8,500	5,794,853
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	630	627,221
			6,422,074
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	1,200	1,130,260
Diversified Financial Services — 0.5%
American Express Co.,
Sr. Unsec’d. Notes
5.442%(ff)	01/30/36(a)	11,630	11,835,474
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31	15,005	16,572,854
Citadel Securities Global Holdings LLC,
Sr. Sec’d. Notes, 144A
5.125%	01/27/32	5,160	5,119,096
Lseg US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.250%	03/23/36	9,015	8,901,700
			42,429,124
Electric — 2.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,435,299
4.700%	05/15/32	11,035	10,905,565
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32	11,000	$10,468,626
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37(a)	1,405	1,476,879
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32(k)	9,050	8,928,818
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
3.750%	03/01/31	3,200	3,051,396
4.625%	02/01/29	500	493,959
5.000%	02/01/31	725	727,025
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,833,946
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,484,967
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	446,508
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32(a)(k)	17,760	16,154,202
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	428,409
Duke Energy Indiana LLC,
First Mortgage
4.950%	03/15/36	1,726	1,699,575
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,801,887
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	12,130,033
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	4,580	4,588,792
Light SA (Brazil),
Unsec’d. Notes
23.382%(s)	08/31/27	65	13,030
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes
2.260%	12/19/37	65	16,150
Sr. Sec’d. Notes
4.210%	12/19/32	152	92,681
Pacific Gas & Electric Co.,
First Mortgage
5.700%	03/01/35(a)	9,392	9,512,955
5.800%	05/15/34	18,785	19,237,359
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.725%	03/15/35	17,290	17,427,192

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mortgage
5.950%	11/01/32(a)	31,960	$33,521,960
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,239,451
5.625%	02/15/27	2,800	2,799,822
			186,916,486
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31	475	472,001
5.500%	04/15/34	505	497,748
			969,749
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	2,451,557
4.250%	10/31/26	7,622	7,597,991
5.500%	07/31/47	4,220	3,506,398
			13,555,946
Foods — 0.4%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.950%	04/20/35	4,760	4,918,175
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35	7,415	7,482,432
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	23,570	21,560,002
			33,960,609
Healthcare-Products — 0.0%
Augusta SpinCo Corp.,
Gtd. Notes
5.245%	03/23/36	4,755	4,755,498
Healthcare-Services — 0.5%
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,360	2,854,217
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	252,966
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	8,566,114
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	2,600	2,517,248
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.950%	01/15/32	22,077	$22,315,030
			36,505,575
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	3,480	3,382,939
Insurance — 0.5%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,035,217
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	5,840	5,795,687
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	1,990
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	03/15/35	25,000	24,902,814
Progressive Corp. (The),
Sr. Unsec’d. Notes
5.150%	03/26/36	7,360	7,378,091
			41,113,799
Internet — 0.6%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/36	17,390	17,307,829
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.550%	03/13/33	5,655	5,600,306
4.875%	03/13/36	8,100	8,024,533
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	15,887	16,361,598
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	422,046
			47,716,312
Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	425	419,284
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	4,075	4,089,833
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28(a)	2,809	2,759,563
			7,268,680

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.100%	05/01/38	5,000	$4,751,826
5.500%	04/15/37	940	936,545
			5,688,371
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33	12,045	12,510,084
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	2,600	2,564,909
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40(k)	1,510	1,223,027
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,463,057
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38	4,790	5,009,367
			16,260,360
Mining — 0.6%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
5.250%	03/19/36	9,290	9,107,836
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,366,984
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32(k)	25,603	26,121,973
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	1,600	1,614,075
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35(a)	1,170	1,185,479
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,627,144
			45,023,491
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	7,520	7,690,704
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	6,522,532
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment (cont’d.)
5.100%	03/01/30	2,000	$1,996,939
			8,519,471
Oil & Gas — 2.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	18,000	16,415,885
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	5,490	5,266,260
6.000%	06/13/33	13,966	14,512,238
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.000%	12/15/29	10,160	10,299,576
5.400%	12/15/34(a)	11,100	11,232,036
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32(a)	40,334	35,798,547
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	26,670	28,477,433
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	225	244,962
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33	8,834	9,203,585
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33(a)	7,981	8,423,057
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/38	368	331,200
6.700%	02/16/32	6,632	6,491,070
6.840%	01/23/30	1,600	1,605,440
10.000%	02/07/33	1,710	1,948,117
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,881,483
SM Energy Co.,
Gtd. Notes, 144A
8.625%	11/01/30	1,575	1,658,982
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,578,406
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	16,039,019
			171,407,296
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	4,225	4,293,600

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	1,150	$1,167,610
			5,461,210
Pharmaceuticals — 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	22,945	21,135,686
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	4,773	3,834,929
			24,970,615
Pipelines — 3.0%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	21,821	23,003,060
Energy Transfer LP,
Sr. Unsec’d. Notes
4.200%	04/15/27	1,510	1,506,951
5.500%	06/01/27	5,000	5,047,253
5.600%	09/01/34	5,000	5,100,990
6.400%	12/01/30	390	416,779
6.550%	12/01/33	5,290	5,712,493
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,388,496
4.950%	09/01/32(a)	4,226	4,215,103
5.400%	04/01/35	37,655	37,562,685
5.400%	09/15/35	4,000	3,982,770
ONEOK, Inc.,
Gtd. Notes
5.800%	11/01/30	14,595	15,182,579
6.050%	09/01/33	4,181	4,381,651
6.100%	11/15/32	9,788	10,317,388
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,340	4,198,470
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	17,616,817
4.350%	04/15/31	370	362,270
4.900%	09/15/30	1,155	1,165,221
5.200%	07/01/27	2,721	2,743,512
5.400%	07/30/36(a)	6,500	6,452,871
5.550%	08/15/35	5,000	5,043,403
6.150%	03/01/29	7,049	7,347,998
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,586,664
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	15,383,845
4.650%	08/15/32	2,170	2,145,255
4.800%	11/15/29(a)	15,720	15,877,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.600%	03/15/35	21,825	$22,320,564
			229,062,216
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35(a)	18,955	18,883,605
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	3,499	3,479,763
5.200%	04/01/32	7,876	7,930,523
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
5.700%	07/01/34	5,540	5,600,886
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	7,200	7,792,632
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	24,093	22,945,418
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,427,264
			68,060,091
Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	6,226,216
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	9,015	9,344,453
			15,570,669
Semiconductors — 0.7%
Broadcom, Inc.,
Gtd. Notes
2.450%	02/15/31	5,390	4,897,670
Sr. Unsec’d. Notes
3.419%	04/15/33(k)	47,900	43,813,543
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	979,641
3.187%	11/15/36	4,513	3,771,882
			53,462,736
Software — 0.6%
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36(a)	3,300	2,732,741
5.200%	09/26/35(a)	14,300	13,402,404
5.700%	02/04/36	7,240	6,960,645
Salesforce, Inc.,
Sr. Unsec’d. Notes
4.900%	09/15/31	22,540	22,509,416
			45,605,206

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.7%
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	$186,660
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	2,585	2,623,252
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31	3,185	3,156,240
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	326,338
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	24,650	22,399,488
3.000%	02/15/41	525	383,879
3.875%	04/15/30	25,000	24,338,223
			53,414,080

Total Corporate Bonds (cost $2,158,078,542)			2,180,760,361
Municipal Bonds — 0.5%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	20,023,823
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,270,303
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	2,926,995
Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	885	897,415
New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	6,769,140
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	3,972,442
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,689,342
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	$2,365,761

Total Municipal Bonds (cost $47,979,991)			40,915,221
Residential Mortgage-Backed Securities — 0.4%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
4.493%(c)	09/25/35	943	882,509
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	26,388	26,191,860
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.212%(c)	10/25/41	595	595,251
Credit Suisse Mortgage Trust,
Series 2018-RPL04, Class PT, 144A
4.671%(cc)	04/25/58	1,874	1,759,196
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	881	846,808
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	1,884	1,848,522
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	69	69,231
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.543%(c)	01/25/48	99	97,506
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
4.443%(c)	06/25/57	313	309,131
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	825	793,383
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
4.793%(c)	10/25/59	224	223,740
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.445%(cc)	09/25/36	625	552,088

Total Residential Mortgage-Backed Securities (cost $33,649,842)			34,169,225
Sovereign Bonds — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	442,991

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	$703,500
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34(a)	2,000	2,154,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	14,850	14,786,887
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	775,512

Total Sovereign Bonds (cost $19,169,596)			18,862,890
U.S. Government Agency Obligations — 1.2%
Federal Home Loan Mortgage Corp.
2.500%	10/01/35	449	424,811
4.000%	02/01/34	15	14,816
4.000%	10/01/37	145	141,421
5.500%	02/01/53	4,700	4,739,635
6.250%	07/15/32	8,600	9,598,074
6.750%	03/15/31	11,042	12,399,194
Federal National Mortgage Assoc.
3.500%	05/01/48	437	405,559
4.000%	11/01/29	—(r)	381
4.000%	04/01/33	4,114	4,088,721
4.000%	07/01/33	13	12,751
4.000%	08/01/33	11	11,155
5.000%	08/01/52	1,393	1,380,674
6.625%	11/15/30	28,570	31,744,683
Resolution Funding Corp. Principal Strips, Bonds
4.545%(s)	01/15/30	4,927	4,212,403
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	191,794
5.250%	02/01/55	21,232	20,939,025
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	445	300,173

Total U.S. Government Agency Obligations (cost $92,350,067)			90,605,270
U.S. Treasury Obligations — 17.6%
U.S. Treasury Bonds
3.375%	11/15/48	1,000	783,594
4.625%	11/15/55	3,330	3,180,670
4.750%	08/15/55	5,985	5,830,699
4.750%	02/15/56	2,310	2,252,250
U.S. Treasury Notes
3.500%	01/15/29	485	480,908
3.500%	02/15/29	380	376,734
3.625%	08/31/30	35,655	35,220,455
3.625%	10/31/30	119,435	117,895,408
3.625%	12/31/30	1,130	1,114,727
3.750%	01/31/31	815	808,123
3.750%	10/31/32	31,435	30,781,741
3.750%	11/30/32	87,790	85,924,462
3.750%	02/28/33	117,430	114,769,477
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.875%	03/31/31	39,480	$39,353,541
3.875%	09/30/32	55,405	54,686,466
3.875%	12/31/32	142,550	140,500,843
3.875%	08/15/34	64,500	62,857,266
4.000%	01/31/33	20,135	19,983,988
4.125%	10/31/31(k)	62,500	62,832,031
4.125%	03/31/32	4,500	4,515,820
4.125%	02/15/36	92,250	90,808,594
4.250%	03/31/33	120,035	120,860,240
4.250%	08/15/35	57,009	56,804,124
4.625%	02/15/35	91,725	94,104,117
U.S. Treasury Strips Coupon
2.544%(s)	11/15/45	4,405	1,607,146
4.510%(s)	05/15/41	66,575	31,544,447
4.559%(s)	08/15/41	67,600	31,557,886
4.609%(s)	11/15/41	52,865	24,311,453
4.760%(s)	05/15/43	10,150	4,265,860
4.791%(s)	08/15/46	7,800	2,733,420
4.917%(s)	02/15/41	90,475	43,502,599
4.938%(s)	02/15/42	3,015	1,366,301
5.020%(s)	05/15/44	705	279,646
5.038%(s)	08/15/43	4,725	1,955,036
5.185%(s)	11/15/43	100,000	40,800,472
5.250%(s)	05/15/45	25,000	9,368,054
5.511%(s)	08/15/40	33,435	16,584,290

Total U.S. Treasury Obligations (cost $1,365,103,754)			1,356,602,888

Total Long-Term Investments (cost $7,230,166,280)			7,537,635,858

	Shares
Short-Term Investments — 4.1%
Affiliated Mutual Funds — 4.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wa)	214,616,435	214,616,435
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $101,125,329; includes $100,683,156 of cash collateral for securities on loan)(b)(wa)	101,216,298	101,145,447

Total Affiliated Mutual Funds (cost $315,741,764)		315,761,882
Options Purchased*~ — 0.0%
(cost $125,468)		227,295

Total Short-Term Investments (cost $315,867,232)		315,989,177

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.7% (cost $7,546,033,512)		7,853,625,035

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $443,900)	$(532,223)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.7% (cost $7,545,589,612)	7,853,092,812

Liabilities in excess of other assets(z) — (1.7)%	(127,835,704)

Net Assets — 100.0%	$7,725,257,108

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,337,466; cash collateral of $100,683,156 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	$2,585,000	$2,623,252	0.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		5,512	$—
A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		11,025	$—
Total OTC Traded (cost $12,265)									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		2,250	$11,399
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	9,250	27,999
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	9,250	51
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		13,655	37,895
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		13,655	31
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		13,350	135,950
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		13,350	120
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		2,250	13,850
Total OTC Swaptions (cost $113,203)									$227,295
Total Options Purchased (cost $125,468)									$227,295
Options Written:
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		2,250	$(6,981)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	18,500	(28,153)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		27,310	(40,921)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		13,350	(91,600)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		13,350	(67,328)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		2,250	(21,591)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		86,025	(125,841)
A13

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	50,000	$(43,860)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	50,000	(28,356)
CDX.NA.IG.46.V1, 06/20/31	Put	BARC	04/15/26	0.80%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	50,000	(19,358)
CDX.NA.IG.46.V1, 06/20/31	Put	GSI	04/15/26	0.85%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	50,000	(13,841)
CDX.NA.IG.46.V1, 06/20/31	Put	GSI	05/20/26	0.90%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	50,000	(44,393)
Total Options Written (premiums received $443,900)								$(532,223)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
664	3 Month CME SOFR	Jun. 2026	$159,899,500	$(5,325)
2,646	5 Year U.S. Treasury Notes	Jun. 2026	286,243,460	(550,978)
18,750	10 Year U.S. Treasury Notes	Jun. 2026	2,082,129,000	(33,789,406)
8,943	10 Year U.S. Ultra Treasury Notes	Jun. 2026	1,015,170,279	(19,948,208)
				(54,293,917)
Short Positions:
4,436	2 Year U.S. Treasury Notes	Jun. 2026	920,227,404	5,906,893
174	3 Year U.S. Treasury Notes	Jun. 2026	36,781,969	356,943
5,017	20 Year U.S. Treasury Bonds	Jun. 2026	571,310,875	14,505,495
1,529	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	178,224,063	4,791,025
				25,560,356
				$(28,733,561)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Slovak Republic	12/20/27	1.000%(Q)	2,185	0.183%	$30,773	$30,229	$544	BARC
State of Qatar	12/20/26	1.000%(Q)	3,110	0.244%	17,942	19,351	(1,409)	BARC
					$48,715	$49,580	$(865)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)		Value at Trade Date		Value at March 31, 2026		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	402,010		0.631%		$6,535,423		$7,073,068		$537,645
A14

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
34,710	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	$(237,909)	$(1,820,635)	$(1,582,726)
12,915	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	188,878	454,361	265,483
30,735	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	238,256	2,090,607	1,852,351
				$189,225	$724,333	$535,108

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A15